FAIR VALUE AND RISK MANAGEMENT - Risk Management - Foreign exchange risk (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 CAD ($)
Risk Management
Unsecured Debentures	$ 650,000
Unsecured term loans	539,800
Foreign exchange risk
Risk Management
Foreign currency denominated net assets	$ 3,200,000
Change in foreign currency rate (in percent)	1.00%
US dollar exchange risk
Risk Management
Gain or Loss on change in value of foreign currency exchange rate	$ 19,100
Effect of exchange rate changes on revenue	1,100
Euro exchange risk
Risk Management
Gain or Loss on change in value of foreign currency exchange rate	12,700
Effect of exchange rate changes on revenue	$ 1,100